Performance Management	Oct. 30, 2026
Diamond Hill Short Duration Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Effective October 30, 2026, the Fund changed its name and investment strategies. Performance for the periods prior to October 30, 2026 is based on the investment strategies utilized by the Fund under the name “Diamond Hill Short Duration Securitized Bond Fund.” The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Performance Additional Market Index [Text]	The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and a supplemental index.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	2Q 2020,	+5.26%
Worst Quarter:	1Q 2020,	-7.64%
The year-to-date return as of September 30, 2026 was 2.45% for the Class I shares.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

The average annual total returns for the Fund’s Class A shares below are reduced to reflect the maximum applicable front-end sales charge. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Class C shares had not commenced operations prior to the date of this Prospectus. Performance information for Class C shares will be provided after Class C shares have been in operation for a full calendar year. Class C shares would have substantially similar annual returns to the classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses and sales charges.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Closing [Text Block]

The Fund’s broad-based securities market index is the Bloomberg US Aggregate Bond Index, which measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency).

The Bloomberg 1-3 Year US Government/Credit Index represents the index utilized by the Adviser for measuring performance. The Bloomberg 1-3 Year US Government/Credit Index measures the performance of investment grade government and corporate bonds with maturities of one to three years.

The indexes are unmanaged, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Short Duration Income Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.45%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Diamond Hill Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.diamond-hill.com or by calling 888-226-5595.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]
Best Quarter:	4Q 2023,	+6.41%
Worst Quarter:	1Q 2022,	-4.99%
The year-to-date return as of September 30, 2026 was (2.05)% for Class I shares.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/25
Performance Table Narrative

The average annual total returns for the Fund’s Class A shares below are reduced to reflect the maximum applicable front-end sales charge. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Class C shares had not commenced operations prior to the date of this Prospectus. Performance information for Class C shares will be provided after Class C shares have been in operation for a full calendar year. Class C shares would have substantially similar annual returns to the classes presented herein because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses and sales charges.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595
Diamond Hill Core Bond Fund | Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(2.05%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.99%)
Lowest Quarterly Return, Date	Mar. 31, 2022